UNITED STATES
              SECURITIES AND EXCHANGE COMMISSION
                    Washington, D.C.  20549

                          FORM 13F

                    FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2002

Check here if Amendment [  ]: Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    The Northwestern Mutual Life Insurance Company
Address: 720 E. Wisconsin Ave.
         Milwaukee, WI  53202

13F File Number:  28-229

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Don Forecki
Title:    Assistant Treasurer
Phone:    414-665-5288
Signature, Place, and Date of Signing:

/S/ Don Forecki     Milwaukee, Wisconsin     May 15, 2002


Report Type (Check only one.):
[  ]        13F HOLDINGS REPORT.
[ X]        13F NOTICE.
[  ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

FORM 13F
FILE NO.  NAME
--------  -------------------------------------------
28-1096   Frank Russell Trust Company
28-1190   Frank Russell Company
28-2762   Frank Russell Investment Management Company
28-5099   Frank Russell Investments (Japan) Limited
28-5101   Frank Russell Investments (Cayman) Limited
28-5103   Frank Russell Canada Limited
28-5105   Frank Russell Investments (Ireland) Limited
28-6374   Northwestern Mutual Investment Services, LLC
28-6374   Robert W. Baird & Co. Incorporated
28-5701   Russell Investment Management Limited
28-7842   Frank Russell Company Limited
28-5583   Northwestern Investment Management Company LLC
First Filing Mason Street Advisors